Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
	March 31, 2026	March 31, 2025

Intangible assets:
Software license	$538,031	$528,031
Software under development	89,923	32,311
	627,954	560,342
Less: accumulated amortization	(268,104)	(192,403)

Intangible assets, net	$359,850	$367,939

Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets

As of March 31, 2026, the estimated future amortization of finite-lived intangible assets for the next five years and thereafter was as follows:

Year ended March 31, 2027	$78,647
Year ended March 31, 2028	78,647
Year ended March 31, 2029	78,647
Year ended March 31, 2030	20,394
Thereafter	13,592

Total	$269,927